Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Details of reserves, net of taxes
(1)	Details of reserves, net of taxes, as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Valuation gain on FVOCI	₩	1,570,314	262,657
Other comprehensive income of investments in associates and joint ventures		368,213	315,283
Valuation gain (loss) on derivatives		14,503	(8,044)
Foreign currency translation differences for foreign operations		72,652	77,047

	₩	2,025,682	646,943

Changes in reserves
(2)	Changes in reserves for the years ended December 31, 2025 and 2024 are as follows:

(In millions of won)
	Valuation gain on financial assets at FVOCI		Other comprehensive income of investments in associates and joint ventures	Valuation gain (loss) on derivatives	Foreign currency translation differences for foreign operations	Total

Balance as of January 1, 2024	₩	176,208	182,702	(1,488)	29,794	387,216
Changes, net of taxes		86,449	132,581	(6,556)	47,253	259,727
Balance as of December 31, 2024	₩	262,657	315,283	(8,044)	77,047	646,943
Balance as of January 1, 2025	₩	262,657	315,283	(8,044)	77,047	646,943
Changes, net of taxes		1,307,657	52,930	22,547	(4,395)	1,378,739

Balance as of December 31, 2025	₩	1,570,314	368,213	14,503	72,652	2,025,682

Valuation gain (loss) on available-for-sale financial assets [Member]
Statement [LineItems]
Changes in reserves
(3)	Changes in valuation gain (loss) on financial assets at FVOCI for the years ended December 31, 2025 and 2024 are as follows:

(In millions of won)
	2025		2024
Balance as of January 1	₩	262,657	176,208
Amount recognized as other comprehensive income for the year, net of taxes		1,464,741	11,262
Amount reclassified to retained earnings, net of taxes		(157,084)	75,187

Balance as of December 31	₩	1,570,314	262,657

Valuation gain (loss) on derivatives [Member]
Statement [LineItems]
Changes in reserves
(4)	Changes in valuation gain (loss) on derivatives for the years ended December 31, 2025 and 2024 are as follows:

(In millions of won)
	2025		2024
Balance as of January 1	₩	(8,044)	(1,488)
Amount recognized as other comprehensive income (loss) for the year, net of taxes		16,408	(12,636)
Amount reclassified to profit or loss, net of taxes		6,139	6,080

Balance as of December 31	₩	14,503	(8,044)